Goodwill (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, Beginning Balance	CAD 264	CAD 222
Goodwill, Acquired During Period	5,771	0
Goodwill, Impairment Loss	0	0
Goodwill, Foreign Currency Translation Gain (Loss)	178	42
Goodwill, Ending Balance	CAD 6,213	CAD 264